Document and Entity Information	Oct. 02, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001769804
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 02, 2024
Entity Registrant Name	Augmedix, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40890
Entity Tax Identification Number	83-3299164
Entity Address, Address Line One	111 Sutter Street
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(888)
Local Phone Number	669-4885
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	AUGX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false